AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED MARCH 9, 2011
TO

THE PROSPECTUS DATED MARCH 1, 2011

AMERICAN INDEPENDENCE TOTAL RETURN BOND FUND

(TICKER SYMBOLS: ATMIX, AATMX)

(the “Fund”)

Effective March 9, 2011, the Prospectus for the American Independence Funds Trust (the “Trust”) with respect to the Total Return Bond Fund is hereby amended and supplemented to reflect a name change to the Fund. There are no changes to the investment objective or strategies of the Fund due to the name change.

Throughout the Prospectus, all references to the “Total Return Bond Fund” shall be replaced with the new name, “Active Interest Rate Management Fund”.

Old Name	New Name

American Independence Total Return Bond Fund	American Independence Active Interest Rate Management Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED MARCH 9, 2011
TO

THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011

AMERICAN INDEPENDENCE TOTAL RETURN BOND FUND

(TICKER SYMBOLS: ATMIX, AATMX)

(the “Fund”)

Effective March 9, 2011, the Statement of Additional Information (“SAI”) for the American Independence Funds Trust (the “Trust”) with respect to the Total Return Bond Fund is hereby amended and supplemented to reflect a name change to the Fund. There are no changes to the investment objective or strategies of the Fund due to the name change.

Throughout the SAI, all references to the “Total Return Bond Fund” shall be replaced with the new name, “Active Interest Rate Management Fund”.

Old Name	New Name

American Independence Total Return Bond Fund	American Independence Active Interest Rate Management Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE